Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 98.31%
Communication services: 1.84%
Entertainment: 0.42%
CD Projekt SA †	8,770	$ 646,703
Media: 1.42%
Cardlytics Incorporated †	15,225	2,173,673
Consumer discretionary: 7.49%
Auto components: 0.74%
Stoneridge Incorporated †	37,372	1,129,756
Diversified consumer services: 1.49%
Chegg Incorporated †	25,420	2,296,189
Hotels, restaurants & leisure: 1.22%
Playa Hotels & Resorts NV †	314,037	1,868,520
Household durables: 1.36%
Purple Innovation Incorporated †	63,361	2,087,111
Internet & direct marketing retail: 1.29%
Etsy Incorporated †	11,187	1,990,279
Leisure products: 1.39%
Games Workshop Group plc	13,948	2,136,277
Financials: 2.18%
Consumer finance: 0.57%
LendingTree Incorporated †	3,182	871,200
Insurance: 1.61%
Goosehead Insurance Incorporated Class A	19,853	2,476,860
Health care: 33.76%
Biotechnology: 13.18%
Black Diamond Therapeutics Incorporated †	14,239	456,360
CareDx Incorporated †	39,443	2,857,645
Chemocentryx Incorporated †	18,143	1,123,415
CRISPR Therapeutics AG †	6,670	1,021,244
Deciphera Pharmaceuticals Incorporated †	16,127	920,368
Halozyme Therapeutics Incorporated †	38,338	1,637,416
IGM Biosciences Incorporated †	6,253	552,077
Mirati Therapeutics Incorporated †	6,407	1,407,233
Natera Incorporated †	28,786	2,864,783
Nurix Therapeutics Incorporated †	24,815	815,917
ORIC Pharmaceuticals Incorporated †	15,353	519,699
Turning Point Therapeutics Incorporated †	11,489	1,399,935
Twist Bioscience Corporation †	17,227	2,434,003
Zai Lab Limited ADR †	12,184	1,648,983
Zymeworks Incorporated †	12,509	591,175
		20,250,253
Health care equipment & supplies: 9.67%
Axonics Modulation Technologies Incorporated †	25,473	1,271,612
Cryoport Incorporated †	26,694	1,171,333
See accompanying notes to portfolio of investments

Wells Fargo Fundamental Small Cap Growth Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks (continued)
Health care (continued)
Health care equipment & supplies (continued)
Haemonetics Corporation †	15,068	$ 1,789,325
Inari Medical Incorporated †	27,952	2,439,930
iRhythm Technologies Incorporated †	13,392	3,176,716
Pulmonx Corporation †	20,685	1,427,679
Quidel Corporation †	6,197	1,113,291
Shockwave Medical Incorporated †	23,792	2,467,706
		14,857,592
Health care providers & services: 4.73%
Amedisys Incorporated †	7,475	2,192,642
HealthEquity Incorporated †	25,879	1,804,025
Option Care Health Incorporated †	135,695	2,122,270
Progyny Incorporated †	27,114	1,149,362
		7,268,299
Health care technology: 5.35%
Certara Incorporated †	24,959	841,617
Inspire Medical Systems Incorporated †	13,154	2,474,136
Phreesia Incorporated †	31,659	1,717,817
Schrodinger Incorporated †	21,021	1,664,443
Simulations Plus Incorporated	21,223	1,526,358
		8,224,371
Life sciences tools & services: 0.83%
Berkeley Lights Incorporated †	14,288	1,277,490
Industrials: 17.67%
Aerospace & defense: 1.90%
Kratos Defense & Security Solutions Incorporated †	39,664	1,087,984
Mercury Systems Incorporated †	20,736	1,826,012
		2,913,996
Air freight & logistics: 1.20%
Cargojet Incorporated	10,887	1,837,422
Building products: 2.93%
Advanced Drainage Systems Incorporated	33,298	2,783,045
Trex Company Incorporated †	20,520	1,717,934
		4,500,979
Commercial services & supplies: 4.53%
Casella Waste Systems Incorporated Class A †	49,475	3,064,976
IAA Incorporated †	27,153	1,764,402
Tetra Tech Incorporated	18,468	2,138,225
		6,967,603
Construction & engineering: 1.19%
Construction Partners Incorporated Class A †	63,041	1,835,124
Electrical equipment: 1.28%
Allied Motion Technologies	38,565	1,970,672
See accompanying notes to portfolio of investments

2  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks (continued)
Industrials (continued)
Professional services: 1.16%
Clarivate Analytics plc †	59,979	$ 1,781,976
Road & rail: 1.48%
Saia Incorporated †	12,559	2,270,667
Trading companies & distributors: 2.00%
SiteOne Landscape Supply Incorporated †	19,380	3,074,249
Information technology: 30.49%
Electronic equipment, instruments & components: 2.49%
Littelfuse Incorporated	6,880	1,752,061
Novanta Incorporated †	17,538	2,073,342
		3,825,403
IT services: 10.67%
EPAM Systems Incorporated †	5,357	1,919,681
Euronet Worldwide Incorporated †	12,185	1,765,850
Globant SA †	10,347	2,251,611
Keywords Studios plc †	62,628	2,449,414
MongoDB Incorporated †	5,678	2,038,629
Shift4 Payments Incorporated Class A †	28,939	2,182,001
WEX Incorporated †	9,926	2,020,239
WNS Holdings Limited ADR †	24,596	1,772,142
		16,399,567
Semiconductors & semiconductor equipment: 3.76%
Lattice Semiconductor Corporation †	60,305	2,763,175
MKS Instruments Incorporated	11,764	1,769,894
Universal Display Corporation	5,434	1,248,733
		5,781,802
Software: 12.59%
Agora Inc ADR †	15,271	604,122
Altium Limited	42,906	1,124,334
Avalara Incorporated †	9,837	1,622,023
Bill.com Holdings Incorporated †	12,395	1,691,918
Elastic NV †	17,223	2,516,797
Five9 Incorporated †	20,014	3,490,442
LivePerson Incorporated †	31,969	1,989,431
Model N Incorporated †	47,964	1,711,356
nCino Incorporated †	10,431	755,309
Sprout Social Incorporated Class A †	27,532	1,250,228
Workiva Incorporated †	28,268	2,589,914
		19,345,874
Technology hardware, storage & peripherals: 0.98%
NCR Corporation †	40,021	1,503,589
Materials: 0.80%
Containers & packaging: 0.80%
Ranpak Holdings Corporation †	91,948	1,235,781
See accompanying notes to portfolio of investments

Wells Fargo Fundamental Small Cap Growth Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks (continued)
Real estate: 4.08%
Equity REITs: 4.08%
Innovative Industrial Properties Incorporated	9,283	$ 1,699,996
QTS Realty Trust Incorporated Class A	44,167	2,733,054
Rexford Industrial Realty Incorporated	37,561	1,844,621
		6,277,671
Total Common stocks (Cost $78,827,680)		151,076,948

		Yield	Shares	Value
Short-term investments: 3.26%
Investment companies: 3.26%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	2,385,555	$ 2,385,555
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,628,404	2,628,404
				5,013,959
Total Short-term investments (Cost $5,013,959)				5,013,959
Total investments in securities (Cost $83,841,639)	101.57%			156,090,907
Other assets and liabilities, net	(1.57)			(2,419,779)
Total net assets	100.00%			$153,671,128

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$3,270,006	$26,378,188	$(27,262,943)	$304	$0	$2,385,555		2,385,555	$1,859#
Wells Fargo Government Money Market Fund Select Class	2,099,810	18,128,120	(17,599,526)	0	0	2,628,404		2,628,404	886
				$304	$0	$5,013,959	3.26%		$2,745

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2020, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investments companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Fundamental Small Cap Growth Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,173,673	$646,703	$0	$2,820,376
Consumer discretionary	11,508,132	0	0	11,508,132
Financials	3,348,060	0	0	3,348,060
Health care	51,878,005	0	0	51,878,005
Industrials	27,152,688	0	0	27,152,688
Information technology	46,856,235	0	0	46,856,235
Materials	1,235,781	0	0	1,235,781
Real estate	6,277,671	0	0	6,277,671
Short-term investments
Investment companies	5,013,959	0	0	5,013,959
Total assets	$155,444,204	$646,703	$0	$156,090,907
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Fundamental Small Cap Growth Fund